Note 8 - Right to Use Assets and Lease Liability	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
Note
8
— Right-to-use assets and lease liability

In
August 2016,
the Company entered into a lease agreement, whereby the Company agreed to extend the lease for office space in New York, NY, commencing
September 1, 2016
and expiring on
December 31, 2021
at an initial rate of
$4,625
per month with escalating payments.

In adopting ASC Topic
842,
Leases (Topic
842
), the Company has elected the “package of practical expedients”, which permits it not
to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company did not
elect the use-of-hindsight or the practical expedient pertaining to land easements; the latter of which is not
applicable to the Company. In addition, the Company elected
not
to apply ASC Topic
842
to arrangements with lease terms of
12
months or less. In determining the length of the lease term to its long term lease, the Company determined not
to consider an embedded
3
-year option primarily due to (i) the renewal rate is at future market rate to be determined and (ii) Company does not
have significant leasehold improvements that would restrict its ability to consider relocation. At the lease commencement date, the Company estimated the lease liability and the right-of-use assets at present value using the Company’s estimated incremental borrowing rate of
7%
and determined the initial present value, at inception, of
$165,096.
On
January 1, 2019,
upon adoption of ASC Topic
842,
the Company recorded right-to-use assets of
$165,096,
lease liability of
$165,096
and eliminated deferred rent of
$3,377.

Right-to-use assets is summarized below:

September 30, 2019
Office lease	$165,096
Less accumulated amortization	(36,479)
Right-to-use assets, net	$128,617

During the
nine
months ended
September 30, 2019,
the Company recorded
$44,533
 as lease expense to current period operations.

Lease liability is summarized below:

September 30, 2019
Office lease	$128,618
Less: short term portion	(53,484)
Long term portion	$75,134

Maturity analysis under the lease agreement is as follows:

Three months ended December 31, 2019	$15,163
Year ended December 31, 2020	61,253
Year ended December 31, 2021	63,090
Total	139,506
Less: Present value discount	(10,888)
Lease liability	$128,618

Lease expense for the
nine
months ended
September 30, 2019
was comprised of the following:

Operating lease expense	$44,533
Short-term lease expense	-
Variable lease expense	-
$44,533